RESTRICTED STOCK (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Nonvested restricted stock activity

A summary of the Company’s non-vested restricted stock activity as of and for the nine months ended September 30, 2013, is as follows:

Restricted Stock	Shares	Weighted- Average Grant-Date Fair Value
Non-vested at January 1, 2013	316,044	$16.60
Granted	64,088	4.88
Vested	(33,042)	18.38
Forfeited	(24,500)	9.94
Non-vested at September 30, 2013	157,373	$14.40

Non-vested Shares:	Shares	Weighted- Average Grant-Date Fair Value
Non-vested shares at January 1, 2012	181,960	$17.20
Granted	131,416	$17.20
Grants made in prior periods, now becoming restricted	22,000	$9.20
Vested	(14,334)	$21.20
Forfeited	(5,000)	$18.40
Non-vested shares at December 31, 2012	316,042	$16.60